Provisions for Asset Retirement, Environmental and Other Obligations - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [abstract]
Operating expenses, other than costs associated with asset retirement obligations	$ 99	$ 95	$ 111
Capital expenditures incurred to meet pollution prevention and control as well as other environmental objectives	$ 81	$ 82	$ 164